Debt and Financing Arrangements Financing Arrangements (Details) ¥ in Billions	3 Months Ended							6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 EUR (€)	Mar. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 JPY (¥)	Sep. 30, 2014 EUR (€)
135 million USD revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period											$ 0
Amount of credit facility	$ 135,000,000								$ 135,000,000
185 million USD revolving credit facility
Debt Instrument [Line Items]
Amount of credit facility											185,000,000
1.4% Due in 2018
Debt Instrument [Line Items]
Long-term Debt	303,000,000								303,000,000		298,000,000
Proceeds from Issuance of Unsecured Debt					$ 300,000,000
Debt instrument, face amount	$ 300,000,000								$ 300,000,000		$ 300,000,000
Interest rate on notes	1.40%				1.40%				1.40%		1.40%	1.40%		1.40%
3.625% Due in 2024
Debt Instrument [Line Items]
Long-term Debt	$ 500,000,000								$ 500,000,000		$ 500,000,000
Proceeds from Issuance of Unsecured Debt					$ 500,000,000
Debt instrument, face amount	$ 500,000,000								$ 500,000,000		$ 500,000,000
Interest rate on notes	3.625%				3.625%				3.625%		3.625%	3.625%		3.625%
237 Million Euro Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period | €										€ 0
Amount of credit facility | €												€ 237,000,000		€ 237,000,000
4.625% Due in 2044
Debt Instrument [Line Items]
Long-term Debt	$ 447,000,000								$ 447,000,000		$ 447,000,000
Proceeds from Issuance of Unsecured Debt					$ 450,000,000
Debt instrument, face amount	$ 450,000,000								$ 450,000,000		$ 450,000,000
Interest rate on notes	4.625%				4.625%				4.625%		4.625%	4.625%		4.625%
4.95% Due in 2064
Debt Instrument [Line Items]
Long-term Debt	$ 449,000,000								$ 449,000,000		$ 449,000,000
Proceeds from Issuance of Unsecured Debt					$ 450,000,000
Debt instrument, face amount	$ 450,000,000								$ 450,000,000		$ 450,000,000
Interest rate on notes	4.95%				4.95%				4.95%		4.95%	4.95%		4.95%
1.75 % Due in 2014
Debt Instrument [Line Items]
Debt retired, amount								$ 450,000,000
Interest rate on notes						1.75%		1.75%
Floating Rate Notes Due in 2014
Debt Instrument [Line Items]
Debt retired, amount								$ 350,000,000
Revolving Credit Facility Expiring September 2015
Debt Instrument [Line Items]
Debt retired, amount				$ 50,000,000
Revolving Credit Facility Expiring September 2015 | 50 Million USD Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period
Floating Rate Credit Facility Expiring December 2014
Debt Instrument [Line Items]
Debt retired, amount					$ 150,000,000
Floating Rate Credit Facility Expiring December 2019
Debt Instrument [Line Items]
Line of Credit, Current | €							€ 220,000,000
Amount of credit facility | €							€ 220,000,000
Length of Credit Facility							5 years
Committed Five-year Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period									$ 0		$ 0
Amount of credit facility	$ 2,500,000,000								2,500,000,000
Length of Credit Facility	5 years
Air Distribution Technologies, Inc.
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,700,000,000								1,700,000,000
Floating Rate Credit Facility
Debt Instrument [Line Items]
Amount Of Credit Facility Retired											150,000,000
90 million USD revolving credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 90,000,000
Debt Instrument, Term			1 year
Amount of credit facility			$ 90,000,000
Debt retired, amount									90,000,000
500 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount									500,000,000
150 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount									150,000,000
70 million euro floating rate credit facility
Debt Instrument [Line Items]
Repayments of Lines of Credit | €		€ 32,000,000
Amount of credit facility | €		€ 70,000,000
100 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount									$ 100,000,000
37 billion yen floating rate syndicated term loan maturing in June 2020
Debt Instrument [Line Items]
Debt Instrument, Term		5 years
Long-term Debt | ¥													¥ 37
Floating Rate Credit Facility Expiring December 2014
Debt Instrument [Line Items]
Amount of credit facility						$ 150,000,000		$ 150,000,000
Length of Credit Facility						9 months
7.7 % Due in 2015
Debt Instrument [Line Items]
Debt retired, amount			$ 125,000,000
Interest rate on notes			7.70%
Revolving Credit Facility Expiring September 2014
Debt Instrument [Line Items]
Amount Of Credit Facility Retired											$ 500,000,000